Equity Investment in OCHL (Details 2)	Mar. 31, 2016 USD ($)
Current assets
Cash and cash equivalents	$ 386,009
Accounts receivable	24,743
Inventory	62,548
Prepaid expenses and other current assets	533,128
Total current assets	1,006,429
Other assets
Property and equipment, net of accumulated depreciation	867,975
Total assets	1,874,205
Current liabilities
Accounts payable	514,488
Taxes payable	410,504
Notes payable, current	207,978
Other accrued liabilities	460,290
Total current liabilities	1,593,210
Deferred rent - noncurrent	937,459
Total liabilities	2,530,669
Shareholders deficit	(656,464)
Total Liabilities and Shareholders' Deficit	$ 1,874,205